Schedule of Variable Interest Entities Assets and Liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash	$ 4,359,051	$ 13,710,845	$ 20,162
Prepaid and other current assets	3,157,349	1,595,099	14,294
Total Assets	11,210,588	17,299,951	1,844,856
Liability
Accounts payable and other current liabilities	527,476	534,652
Accounts payable and other current liabilities	1,409,152	1,845,460	260,191
Variable Interest Entity, Primary Beneficiary [Member] | Aurea [Member]
Assets
Prepaid and other current assets	6,656	10,585
Total Assets	69,369	78,339
Liability
Cash	62,713	67,754
Accounts payable and other current liabilities	$ 22,141	63,091
Aurea [Member]
Assets
Cash		67,754	6,348
Prepaid and other current assets		10,585	4,593
Total Assets		78,339	10,941
Liability
Accounts payable and other current liabilities		$ 63,091	$ 6,559